DWS Treasury Portfolio Annual Fund Operating Expenses - Capital Shares [Member] - DWS Treasury Portfolio	Mar. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2026
Capital Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.33%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.20%